Consolidated Balance Sheets Details - Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Feb. 28, 2015	Mar. 01, 2014
Balance Sheet Related Disclosures [Abstract]
Deferred Costs and Other Assets	$ 199	$ 356
Other Current Assets as Percentage Of Current Assets Maximum	5.00%